Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Puerto Rico Group Savings Plan
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Sanofi Puerto Rico Group Savings Plan

PLAN EIN:	36-4406953
PLAN NUMBER:	001

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

For the Year Ended December 31, 2025

Participant Contributions	Total That Constitutes Nonexempt
Transferred Late to Plan	Prohibited Transactions
Total Fully
			Contributions	Corrected
		Contributions	Pending	under VFCP
Check here if late participant loan	Contributions	Corrected	Correction in	and PTE
contributions are included: (X)	Not Corrected	Outside VFCP	VFCP	2002-51
$4,877	$—	$4,877	$—	$—